Taxation (Deferred Tax Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Deferred tax assets, current
Accruals and other liabilities		¥ 20,671	¥ 12,569
Tax loss carryforwards		0	0
Advertising expenses carryforwards		0	0
Total current deferred tax assets		20,671	12,569
Less: Valuation allowance		(483)	(1,076)
Total current deferred tax assets, net	$ 3,256	20,188	11,493
Deferred tax assets, non-current
Intangible assets		2,503	153
Tax loss carryforwards		7,594	7,830
Advertising expenses carryforwards		21,124	21,981
Total non-current deferred tax assets		31,221	29,964
Less: valuation allowance		(28,730)	(29,811)
Total non-current deferred tax assets, net	402	2,491	153
Deferred tax liabilities, current
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs		0	0
Total current deferred tax liabilities		0	0
Deferred tax liabilities, non-current
Intangible assets from business acquisitions		4,125	4,164
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs		8,942	4,961
Total non-current deferred tax liabilities	$ 2,108	¥ 13,067	¥ 9,125